Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 1,978,578	$ 1,901,764
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	570,260	544,625
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	271,696	287,740
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	415,381	362,192
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 721,241	$ 707,207